CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash flows (used in) provided by operating activities
Profit before tax	£ 3,556		£ 2,758
Adjustments for:
Change in operating assets	(15,905)		(6,786)
Change in operating liabilities	23,945		7,543
Non-cash and other items	2,796		2,282
Tax paid	(869)		(1,495)
Tax refunded	150		200
Net cash provided by operating activities	13,673		4,502
Cash flows (used in) provided by investing activities
Purchase of financial assets	(13,611)		(7,379)
Proceeds from sale and maturity of financial assets	9,415		4,739
Purchase of property, plant and equipment	(2,352)		(1,970)
Purchase of other intangible assets	(822)		(556)
Proceeds from sale of property, plant and equipment	801		650
Proceeds from sale of goodwill and other intangible assets	0		2
Net cash used in investing activities	(6,569)		(4,514)
Cash flows used in financing activities
Dividends paid to ordinary shareholders	(1,180)		(640)
Distributions on other equity instruments	(213)		(215)
Dividends paid to non-controlling interests	(7)		0
Return of capital contributions	0		(1)
Interest paid on subordinated liabilities	(254)		(297)
Proceeds from issue of subordinated liabilities	0	£ 0	1,761
Proceeds from issue of other equity instruments	498		744
Repurchases and redemptions of subordinated liabilities	(486)	(9)	(904)
Repurchases and redemptions of other equity instruments	(678)		(640)
Borrowings from parent company	2,808		3,557
Repayments of borrowings to parent company	(1,634)		(2,124)
Interest paid on borrowings from parent company	(278)		(210)
Net cash (used in) provided by financing activities	(1,424)		1,031
Effects of exchange rate changes on cash and cash equivalents	(43)		92
Change in cash and cash equivalents	5,637		1,111
Cash and cash equivalents at beginning of period	40,599	50,823	49,712
Cash and cash equivalents at end of period	£ 46,236	£ 40,599	£ 50,823